Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO ($) (1,2)	Compensation Actually Paid to PEO ($) (1,2)	Average Summary Compensation Table Total for Non-PEO NEO ($) (1)	Average Compensation Actually Paid to Non-PEO NEO ($) (1)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Net Income Attributable to Common Stockholders (In thousands) ($) (5)	Normalized FFO per Diluted Share ($) (6)
2025	821,090,355	999,622,730	136,616,146	177,901,601	328.20	137.83	936,845	5.29
2024	20,200,824	106,628,885	5,767,430	30,904,176	219.00	133.97	951,680	4.32
2023	17,250,363	40,809,501	5,038,923	10,743,501	153.10	123.21	340,094	3.64
2022	14,317,407	5,970,149	4,121,683	2,497,577	108.00	108.34	141,214	3.35
2021	12,787,358	22,858,790	3,096,543	4,768,476	137.00	143.30	336,138	3.21

Company Selected Measure Name	normalized FFO
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our PEO(s) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined in accordance with SEC rules, which includes the individuals listed in the table below for each fiscal year.

Year	PEO	Non-PEO NEOS
2024-2025	Shankh Mitra	Timothy G. McHugh, John F. Burkart, Matthew G. McQueen, and Nikhil Chaudhri
2021-2023	Shankh Mitra	Timothy G. McHugh, John F. Burkart, Matthew G. McQueen, and Ayesha Menon
	Shankh Mitra has been our CEO since October 5, 2020.
Peer Group Issuers, Footnote	Peer group TSR is based on the FTSE NAREIT Equity Health Care Index to which we compare our performance in our Form 10-K Stockholder Return Performance Presentation in Item 5.
PEO Total Compensation Amount	$ 821,090,355	$ 20,200,824	$ 17,250,363	$ 14,317,407	$ 12,787,358
PEO Actually Paid Compensation Amount	$ 999,622,730	106,628,885	40,809,501	5,970,149	22,858,790
Adjustment To PEO Compensation, Footnote

Shankh Mitra, CEO	2025	2024	2023	2022	2021
SCT Total	$821,090,355	$20,200,824	$17,250,363	$14,317,407	$12,787,358
Less: Fair Value of Awards Reported in the SCT	(813,178,818)	(13,532,489)	(11,653,191)	(10,454,249)	(7,500,075)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End	934,709,668	30,189,488	19,380,298	7,822,060	14,018,154
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	22,299,372	59,995,952	11,237,147	(5,103,585)	2,964,149
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	34,702,153	9,775,110	4,594,884	(611,484)	589,204
Total Compensation Actually Paid	$999,622,730	$106,628,885	$40,809,501	$5,970,149	$22,858,790

Average of Other NEOs	2025	2024	2023	2022	2021
SCT Total	$136,616,146	$5,767,430	$5,038,923	$4,121,683	$3,096,543
Less: Fair Value of Awards Reported in the SCT	(133,545,808)	(3,239,296)	(3,047,939)	(2,634,005)	(1,475,967)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End	158,211,870	8,149,325	5,046,550	2,018,683	2,563,124
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	5,811,682	17,904,140	2,819,526	(930,824)	427,784
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	10,807,711	2,322,577	886,441	(77,960)	156,992
Total Average Compensation Actually Paid	$177,901,601	$30,904,176	$10,743,501	$2,497,577	$4,768,476

Non-PEO NEO Average Total Compensation Amount	$ 136,616,146	5,767,430	5,038,923	4,121,683	3,096,543
Non-PEO NEO Average Compensation Actually Paid Amount	$ 177,901,601	30,904,176	10,743,501	2,497,577	4,768,476
Adjustment to Non-PEO NEO Compensation Footnote

Shankh Mitra, CEO	2025	2024	2023	2022	2021
SCT Total	$821,090,355	$20,200,824	$17,250,363	$14,317,407	$12,787,358
Less: Fair Value of Awards Reported in the SCT	(813,178,818)	(13,532,489)	(11,653,191)	(10,454,249)	(7,500,075)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End	934,709,668	30,189,488	19,380,298	7,822,060	14,018,154
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	22,299,372	59,995,952	11,237,147	(5,103,585)	2,964,149
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	34,702,153	9,775,110	4,594,884	(611,484)	589,204
Total Compensation Actually Paid	$999,622,730	$106,628,885	$40,809,501	$5,970,149	$22,858,790

Average of Other NEOs	2025	2024	2023	2022	2021
SCT Total	$136,616,146	$5,767,430	$5,038,923	$4,121,683	$3,096,543
Less: Fair Value of Awards Reported in the SCT	(133,545,808)	(3,239,296)	(3,047,939)	(2,634,005)	(1,475,967)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End	158,211,870	8,149,325	5,046,550	2,018,683	2,563,124
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	5,811,682	17,904,140	2,819,526	(930,824)	427,784
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	10,807,711	2,322,577	886,441	(77,960)	156,992
Total Average Compensation Actually Paid	$177,901,601	$30,904,176	$10,743,501	$2,497,577	$4,768,476

Compensation Actually Paid vs. Total Shareholder Return
The NEOs’ pay, particularly the PEO’s, closely tracks with our TSR since, in any year, generally more than 70 percent of the NEOs’ compensation is comprised of equity awards. The chart below shows Mr. Mitra’s and the average of our other NEOs’ pay compared to our annual TSR performance and the Peer Group’s TSR performance (in thousands, except TSR data):

Compensation Actually Paid vs. Net Income	The chart below shows Mr. Mitra’s and the average of our other NEOs’ average pay compared to our net income attributable to common stockholders (in thousands):
Compensation Actually Paid vs. Company Selected Measure	The chart below shows Mr. Mitra’s and the average of our other NEOs’ pay compared to our normalized FFO per diluted share performance (in thousands, except per share data):
Total Shareholder Return Vs Peer Group
The NEOs’ pay, particularly the PEO’s, closely tracks with our TSR since, in any year, generally more than 70 percent of the NEOs’ compensation is comprised of equity awards. The chart below shows Mr. Mitra’s and the average of our other NEOs’ pay compared to our annual TSR performance and the Peer Group’s TSR performance (in thousands, except TSR data):

Tabular List, Table
The following table lists the most important financial performance measures used to link compensation actually paid to our NEOs to company performance.

Important Financial Performance Measures
Relative Total Shareholder Return
Normalized FFO per Diluted Share
Adjusted Fixed Charge Coverage
(Net Debt + Preferred) / Annualized Adjusted EBITDA

Total Shareholder Return Amount	$ 328.20	219.00	153.10	108.00	137.00
Peer Group Total Shareholder Return Amount	137.83	133.97	123.21	108.34	143.30
Net Income (Loss)	$ 936,845,000	$ 951,680,000	$ 340,094,000	$ 141,214,000	$ 336,138,000
Company Selected Measure Amount	5.29	4.32	3.64	3.35	3.21
Additional 402(v) Disclosure	TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between Welltower’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) Welltower’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020. The dollar amounts reported represent the amount of net income (or loss) attributable to common stockholders reflected in Welltower’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Normalized FFO per Diluted Share
Non-GAAP Measure Description	See Appendix A for definitions and reconciliations of non-GAAP measures.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Fixed Charge Coverage
Measure:: 5
Pay vs Performance Disclosure
Name	(Net Debt + Preferred) / Annualized Adjusted EBITDA
Shankh Mitra [Member]
Pay vs Performance Disclosure
PEO Name	Shankh Mitra	Shankh Mitra	Shankh Mitra	Shankh Mitra	Shankh Mitra
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (813,178,818)	$ (13,532,489)	$ (11,653,191)	$ (10,454,249)	$ (7,500,075)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	934,709,668	30,189,488	19,380,298	7,822,060	14,018,154
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,299,372	59,995,952	11,237,147	(5,103,585)	2,964,149
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,702,153	9,775,110	4,594,884	(611,484)	589,204
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,545,808)	(3,239,296)	(3,047,939)	(2,634,005)	(1,475,967)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,211,870	8,149,325	5,046,550	2,018,683	2,563,124
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,811,682	17,904,140	2,819,526	(930,824)	427,784
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,807,711	$ 2,322,577	$ 886,441	$ (77,960)	$ 156,992